UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Dynamic StrategiesSM Fund

September 30, 2008

1.852679.100

DYS-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 56.1%
	Shares	Value
Diversified Emerging Markets Funds - 2.0%
Fidelity Emerging Markets Fund (b)	29,674	$ 597,628
iShares MSCI Emerging Markets Index ETF	9,600	331,488
Market Vectors Africa Index ETF (a)	4,500	147,600
Market Vectors Gulf States ETF (a)	7,500	235,950
PowerShares MENA Frontier Countries Portfolio ETF (a)	15,700	299,870
SPDR S&P BRIC 40 ETF	8,975	181,744
SPDR S&P Emerging Middle East & Africa ETF	7,500	410,700
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,204,980
Europe Stock Funds - 0.5%
Fidelity Europe Fund (b)	9,567	279,541
Market Vectors Russia ETF	6,500	187,980
SPDR S&P Emerging Europe ETF	3,300	144,639
TOTAL EUROPE STOCK FUNDS		612,160
Foreign Large Blend Funds - 0.7%
Fidelity Canada Fund (b)	7,792	394,565
iShares MSCI EAFE Index ETF	7,300	410,990
TOTAL FOREIGN LARGE BLEND FUNDS		805,555
Foreign Large Value Funds - 0.1%
PowerShares International Dividend Achievers ETF	5,413	80,762
Foreign Small Mid Growth Funds - 0.3%
Fidelity International Small Cap Opportunities Fund (b)	33,835	308,911
Japan Stock Funds - 0.2%
Fidelity Japan Fund (b)	20,863	226,988
Large Blend Funds - 16.4%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	255,164	2,237,787
Fidelity Disciplined Equity Fund (b)	143,242	3,303,154
Fidelity Mega Cap Stock Fund (b)	393,709	3,511,884
Fidelity Select Consumer Staples Portfolio (b)	32,416	1,924,557
Fidelity Select Industrials Portfolio (b)	108,214	1,920,801
PowerShares Buyback Achievers ETF	8,000	161,200
Rydex Russell Top 50 ETF	10,000	880,800
S&P Depositary Receipts Trust unit Series 1 ETF	38,600	4,501,918
TOTAL LARGE BLEND FUNDS		18,442,101
Equity Funds - continued
	Shares	Value
Large Growth Funds - 2.0%
Fidelity Blue Chip Growth Fund (b)	15,848	$ 556,758
Fidelity Select Consumer Discretionary Portfolio (b)	86,043	1,525,543
iShares Dow Jones US Consumer Services Sector Index ETF	3,300	174,834
TOTAL LARGE GROWTH FUNDS		2,257,135
Latin America Stock Funds - 0.7%
Fidelity Latin America Fund (b)	7,563	328,516
iShares MSCI Brazil Index ETF	7,400	418,100
TOTAL LATIN AMERICA STOCK FUNDS		746,616
Mid-Cap Blend Funds - 1.2%
Fidelity Leveraged Company Stock Fund (b)	17,571	407,478
Fidelity Select Defense & Aerospace Portfolio (b)	4,879	297,550
iShares Dow Jones U.S. Home Construction Index ETF	24,800	442,928
Market Vectors Environmental Services ETF	5,500	247,995
TOTAL MID-CAP BLEND FUNDS		1,395,951
Pacific Asia ex-Japan Stock Funds - 1.0%
Fidelity China Region Fund (b)	16,168	332,729
iPath MSCI India Index ETN (a)	4,110	185,895
iShares MSCI Australia Index ETF	6,550	134,537
iShares MSCI Hong Kong Index ETF	10,200	135,864
iShares MSCI South Korea Index ETF	2,783	110,708
iShares MSCI Taiwan Index ETF	9,200	99,084
SPDR S&P China ETF	2,300	119,209
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		1,118,026
Small Growth Funds - 0.2%
PowerShares Cleantech ETF	9,455	241,764
Specialty Funds - Communications - 0.5%
Fidelity Select Telecommunications Portfolio (b)	14,907	519,357
Specialty Funds - Financial - 3.9%
Fidelity Select Financial Services Portfolio (b)	40,038	2,647,339
SPDR Financial Select Sector ETF	88,400	1,764,464
TOTAL SPECIALTY FUNDS - FINANCIAL		4,411,803
Equity Funds - continued
	Shares	Value
Specialty Funds - Health - 3.2%
Fidelity Select Biotechnology Portfolio (a)(b)	6,623	$ 435,298
Fidelity Select Health Care Portfolio (b)	21,477	2,130,495
SPDR S&P Biotech ETF	16,621	1,006,069
TOTAL SPECIALTY FUNDS - HEALTH		3,571,862
Specialty Funds - Natural Resources - 13.1%
Claymore Oil Sands Sector ETF	15,442	279,273
Claymore S&P Global Water Index ETF	11,000	216,590
Fidelity Select Energy Portfolio (b)	41,303	1,949,090
Fidelity Select Energy Services Portfolio (b)	6,539	476,505
Fidelity Select Materials Portfolio (b)	12,257	538,092
Fidelity Select Natural Gas Portfolio (b)	15,822	530,369
First Trust ISE Water Index Fund	8,300	164,423
First Trust ISE-Revere Natural Gas Index Fund ETF	25,600	511,232
GreenHaven Continuous Commodity Index ETF (a)	25,500	704,310
Horizons BetaPro DJ-AIG Agricultural Grains Bull Plus ETF (a)	30,000	253,664
Horizons BetaPro NYMEX Natural Gas Bull Plus ETF (a)	15,000	168,264
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index ETF	8,400	469,308
iShares S&P North American Natural Resources Sector Index ETF	8,527	306,716
Market Vectors Coal ETF (a)	12,800	377,984
Market Vectors Global Alternative Energy ETF	5,700	219,735
Market Vectors Nuclear Energy ETF	2,258	51,460
Market Vectors RVE Hard Assets Producers ETF (a)	3,000	96,600
Market Vectors Solar Energy ETF (a)	6,400	179,136
Market Vectors Steel ETF	1,400	73,654
PowerShares Global Clean Energy ETF	8,100	155,277
PowerShares Global Water ETF	17,000	280,500
PowerShares Global Wind Energy Portfolio ETF (a)	10,200	172,074
PowerShares Water Resources Portfolio ETF	13,800	252,954
PowerShares WilderHill Clean Energy ETF	13,100	193,356
PowerShares WilderHill Progressive Energy ETF	8,000	175,120
SPDR Oil & Gas Equipment & Services ETF	17,000	553,520
SPDR S&P Oil & Gas Exploration & Production ETF	12,500	561,375
United States 12 Month Oil Fund LP ETF (a)	9,999	604,540
United States Natural Gas Fund LP ETF (a)	70,300	2,336,772
United States Oil Fund LP ETF (a)	23,900	1,959,800
TOTAL SPECIALTY FUNDS - NATURAL RESOURCES		14,811,693
Equity Funds - continued
	Shares	Value
Specialty Funds - Precious Metals - 1.4%
Fidelity Select Gold Portfolio (b)	15,049	$ 466,826
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	58,300	927,849
Market Vectors Gold Miners ETF	4,624	158,649
TOTAL SPECIALTY FUNDS - PRECIOUS METALS		1,553,324
Specialty Funds - Real Estate - 1.5%
DJ Wilshire REIT ETF	8,300	559,586
Fidelity International Real Estate Fund (b)	24,173	211,753
Fidelity Real Estate Income Fund (b)	36,735	327,675
Fidelity Real Estate Investment Portfolio (b)	13,782	349,787
iShares FTSE NAREIT Residential Index ETF	3,000	126,180
SPDR DJ Wilshire Global Real Estate ETF	3,000	120,090
TOTAL SPECIALTY FUNDS - REAL ESTATE		1,695,071
Specialty Funds - Technology - 4.7%
Fidelity Select Software & Computer Services Portfolio (a)(b)	3,906	231,700
Fidelity Select Technology Portfolio (a)(b)	44,114	2,426,275
iShares Dow Jones US Technology Sector Index ETF	44,000	2,086,480
SPDR S&P Semiconductor ETF	17,800	611,608
TOTAL SPECIALTY FUNDS - TECHNOLOGY		5,356,063
Specialty Funds - Utilities - 1.7%
Fidelity Select Utilities Growth Portfolio (b)	21,292	978,571
iShares S&P Global Infrastructure Index ETF	4,000	145,880
iShares S&P Global Utilities Sector Index ETF	6,600	355,740
SPDR FTSE Macquarie Global Infrastructure 100 ETF	8,700	405,333
TOTAL SPECIALTY FUNDS - UTILITIES		1,885,524
World Stock Funds - 0.8%
iShares S&P Global Consumer Staples Sector Index ETF	9,287	516,079
Market Vectors Agribusiness ETF	10,000	368,400
TOTAL WORLD STOCK FUNDS		884,479
TOTAL EQUITY FUNDS (Cost $76,129,984)		63,130,125
Fixed-Income Funds - 29.9%
	Shares	Value
Bank Loan Funds - 1.6%
Fidelity Floating Rate High Income Fund (b)	204,648	$ 1,811,137
Conservative Allocation Funds - 2.6%
Fidelity Strategic Real Return Fund (b)	315,544	2,959,802
Emerging Markets Bond Funds - 2.3%
Fidelity New Markets Income Fund (b)	200,983	2,636,893
High Yield Bond Funds - 1.6%
Fidelity High Income Fund (b)	231,267	1,757,632
Inflation-Protected Bond Funds - 9.4%
Fidelity Inflation Protected Bond Fund (b)	971,616	10,561,464
Intermediate-Term Bond Funds - 12.4%
Fidelity Investment Grade Bond Fund (b)	1,672,998	11,175,629
iShares Lehman Aggregate Bond ETF	28,200	2,780,238
TOTAL INTERMEDIATE-TERM BOND FUNDS		13,955,867
TOTAL FIXED-INCOME FUNDS (Cost $35,671,311)		33,682,795
Other - 2.2%

World Bond Funds - 2.2%
CurrencyShares Australian Dollar Trust ETF	1,718	136,426
CurrencyShares Canadian Dollar Trust ETF	1,498	141,172
CurrencyShares Euro Trust ETF	1,069	150,643
CurrencyShares Japanese Yen Trust ETF (a)	1,421	133,418
CurrencyShares Mexican Peso Trust ETF	560	51,425
CurrencyShares Swiss Franc Trust ETF	1,775	158,259
PowerShares DB US Dollar Index Bearish ETF	5,758	155,293
SPDR DB International Government Inflation-Protected Bond ETF	21,400	1,104,240
WisdomTree Dreyfus Brazilian Real ETF (a)	7,600	171,912
WisdomTree Dreyfus Chinese Yuan ETF (a)	7,700	193,732
WisdomTree Dreyfus Indian Rupee ETF (a)	7,700	174,636
TOTAL OTHER (Cost $2,817,205)		2,571,156
Cash Equivalents - 2.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,349,000)	$ 2,349,000	$ 2,349,000
Short-Term Funds - 9.7%
Shares
Fidelity Institutional Money Market Portfolio Institutional Class (b) (Cost $10,833,368)	10,833,368	10,833,368
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $127,800,868)		$ 112,566,444
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,349,000 due 10/01/08 at 0.17%
BNP Paribas Securities Corp.	$ 1,734,019
Barclays Capital, Inc.	168,894
ING Financial Markets LLC	446,087
$ 2,349,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ -	$ 2,796,656	$ 111,018	$ -	$ 2,237,787
Fidelity Blue Chip Growth Fund	444,481	447,210	210,903	2,915	556,758
Fidelity Canada Fund	169,084	333,976	34,672	-	394,565
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity China Region Fund	142,380	351,140	35,091	-	332,729
Fidelity Disciplined Equity Fund	717,241	3,379,369	196,507	-	3,303,154
Fidelity Emerging Markets Fund	297,782	693,525	69,923	-	597,628
Fidelity Europe Fund	345,247	345,883	263,352	-	279,541
Fidelity Floating Rate High Income Fund	609,666	1,421,532	102,966	45,685	1,811,137
Fidelity High Income Fund	607,690	1,451,274	103,465	71,471	1,757,632
Fidelity Inflation Protected Bond Fund	3,642,705	7,764,350	503,729	80,307	10,561,464
Fidelity Institutional Money Market Portfolio Institutional Class	1,603,844	20,207,126	10,977,602	171,567	10,833,368
Fidelity International Real Estate Fund	280,906	150,707	80,190	-	211,753
Fidelity International Small Cap Opportunities Fund	137,234	349,005	34,959	-	308,911
Fidelity Investment Grade Bond Fund	3,981,503	8,425,821	533,833	276,992	11,175,629
Fidelity Japan Fund	339,403	338,310	358,228	-	226,988
Fidelity Latin America Fund	148,712	349,891	34,962	-	328,516
Fidelity Leveraged Company Stock Fund	175,313	492,532	111,006	625	407,478
Fidelity Mega Cap Stock Fund	248,246	4,098,495	136,393	20,646	3,511,884
Fidelity New Markets Income Fund	917,387	2,149,386	146,959	82,879	2,636,893
Fidelity Real Estate Income Fund	299,331	166,520	80,191	15,059	327,675
Fidelity Real Estate Investment Portfolio	277,123	154,737	80,189	3,189	349,787
Fidelity Select Biotechnology Portfolio	337,279	350,035	263,357	-	435,298
Fidelity Select Consumer Discretionary Portfolio	461,775	1,339,586	90,716	-	1,525,543
Fidelity Select Consumer Staples Portfolio	524,718	1,670,546	114,876	142	1,924,557
Fidelity Select Defense & Aerospace Portfolio	344,605	387,454	263,355	881	297,550
Fidelity Select Energy Portfolio	662,466	2,213,964	157,543	199	1,949,090
Fidelity Select Energy Services Portfolio	185,066	499,675	35,654	-	476,505
Fidelity Select Financial Services Portfolio	988,074	2,555,610	164,484	1,214	2,647,339
Fidelity Select Gold Portfolio	156,080	483,625	35,649	-	466,826
Fidelity Select Health Care Portfolio	631,545	1,920,634	124,837	1,227	2,130,495
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Select Industrials Portfolio	607,200	1,809,251	122,092	1,102	1,920,801
Fidelity Select Materials Portfolio	176,730	577,332	40,136	-	538,092
Fidelity Select Natural Gas Portfolio	16,861	831,394	89,974	-	530,369
Fidelity Select Software & Computer Services Portfolio	362,234	173,176	192,830	-	231,700
Fidelity Select Technology Portfolio	852,533	2,525,403	176,086	-	2,426,275
Fidelity Select Telecommunications Portfolio	189,360	521,691	34,911	749	519,357
Fidelity Select Utilities Growth Portfolio	183,689	1,181,957	74,865	-	978,571
Fidelity Strategic Real Return Fund	1,072,188	2,306,868	178,828	48,682	2,959,802
Total	$ 23,137,681	$ 77,215,646	$ 16,366,331	$ 835,531	$ 74,109,447
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 112,566,444	$ 110,217,444	$ 2,349,000	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $127,882,508. Net unrealized depreciation aggregated $15,316,064, of which $433,307 related to appreciated investment securities and $15,749,371 related to depreciated investment securities.

Investment Valuation

Investments in the affiliated Underlying Funds are valued at their closing net asset value (NAV) each business day. Exchange Traded Funds (ETFs) are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted price. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Dynamic StrategiesSM Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2008

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Dynamic StrategiesSM Fund

1.852739.100

ADYS-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 56.1%
	Shares	Value
Diversified Emerging Markets Funds - 2.0%
Fidelity Emerging Markets Fund (b)	29,674	$ 597,628
iShares MSCI Emerging Markets Index ETF	9,600	331,488
Market Vectors Africa Index ETF (a)	4,500	147,600
Market Vectors Gulf States ETF (a)	7,500	235,950
PowerShares MENA Frontier Countries Portfolio ETF (a)	15,700	299,870
SPDR S&P BRIC 40 ETF	8,975	181,744
SPDR S&P Emerging Middle East & Africa ETF	7,500	410,700
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,204,980
Europe Stock Funds - 0.5%
Fidelity Europe Fund (b)	9,567	279,541
Market Vectors Russia ETF	6,500	187,980
SPDR S&P Emerging Europe ETF	3,300	144,639
TOTAL EUROPE STOCK FUNDS		612,160
Foreign Large Blend Funds - 0.7%
Fidelity Canada Fund (b)	7,792	394,565
iShares MSCI EAFE Index ETF	7,300	410,990
TOTAL FOREIGN LARGE BLEND FUNDS		805,555
Foreign Large Value Funds - 0.1%
PowerShares International Dividend Achievers ETF	5,413	80,762
Foreign Small Mid Growth Funds - 0.3%
Fidelity International Small Cap Opportunities Fund (b)	33,835	308,911
Japan Stock Funds - 0.2%
Fidelity Japan Fund (b)	20,863	226,988
Large Blend Funds - 16.4%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	255,164	2,237,787
Fidelity Disciplined Equity Fund (b)	143,242	3,303,154
Fidelity Mega Cap Stock Fund (b)	393,709	3,511,884
Fidelity Select Consumer Staples Portfolio (b)	32,416	1,924,557
Fidelity Select Industrials Portfolio (b)	108,214	1,920,801
PowerShares Buyback Achievers ETF	8,000	161,200
Rydex Russell Top 50 ETF	10,000	880,800
S&P Depositary Receipts Trust unit Series 1 ETF	38,600	4,501,918
TOTAL LARGE BLEND FUNDS		18,442,101
Equity Funds - continued
	Shares	Value
Large Growth Funds - 2.0%
Fidelity Blue Chip Growth Fund (b)	15,848	$ 556,758
Fidelity Select Consumer Discretionary Portfolio (b)	86,043	1,525,543
iShares Dow Jones US Consumer Services Sector Index ETF	3,300	174,834
TOTAL LARGE GROWTH FUNDS		2,257,135
Latin America Stock Funds - 0.7%
Fidelity Latin America Fund (b)	7,563	328,516
iShares MSCI Brazil Index ETF	7,400	418,100
TOTAL LATIN AMERICA STOCK FUNDS		746,616
Mid-Cap Blend Funds - 1.2%
Fidelity Leveraged Company Stock Fund (b)	17,571	407,478
Fidelity Select Defense & Aerospace Portfolio (b)	4,879	297,550
iShares Dow Jones U.S. Home Construction Index ETF	24,800	442,928
Market Vectors Environmental Services ETF	5,500	247,995
TOTAL MID-CAP BLEND FUNDS		1,395,951
Pacific Asia ex-Japan Stock Funds - 1.0%
Fidelity China Region Fund (b)	16,168	332,729
iPath MSCI India Index ETN (a)	4,110	185,895
iShares MSCI Australia Index ETF	6,550	134,537
iShares MSCI Hong Kong Index ETF	10,200	135,864
iShares MSCI South Korea Index ETF	2,783	110,708
iShares MSCI Taiwan Index ETF	9,200	99,084
SPDR S&P China ETF	2,300	119,209
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		1,118,026
Small Growth Funds - 0.2%
PowerShares Cleantech ETF	9,455	241,764
Specialty Funds - Communications - 0.5%
Fidelity Select Telecommunications Portfolio (b)	14,907	519,357
Specialty Funds - Financial - 3.9%
Fidelity Select Financial Services Portfolio (b)	40,038	2,647,339
SPDR Financial Select Sector ETF	88,400	1,764,464
TOTAL SPECIALTY FUNDS - FINANCIAL		4,411,803
Equity Funds - continued
	Shares	Value
Specialty Funds - Health - 3.2%
Fidelity Select Biotechnology Portfolio (a)(b)	6,623	$ 435,298
Fidelity Select Health Care Portfolio (b)	21,477	2,130,495
SPDR S&P Biotech ETF	16,621	1,006,069
TOTAL SPECIALTY FUNDS - HEALTH		3,571,862
Specialty Funds - Natural Resources - 13.1%
Claymore Oil Sands Sector ETF	15,442	279,273
Claymore S&P Global Water Index ETF	11,000	216,590
Fidelity Select Energy Portfolio (b)	41,303	1,949,090
Fidelity Select Energy Services Portfolio (b)	6,539	476,505
Fidelity Select Materials Portfolio (b)	12,257	538,092
Fidelity Select Natural Gas Portfolio (b)	15,822	530,369
First Trust ISE Water Index Fund	8,300	164,423
First Trust ISE-Revere Natural Gas Index Fund ETF	25,600	511,232
GreenHaven Continuous Commodity Index ETF (a)	25,500	704,310
Horizons BetaPro DJ-AIG Agricultural Grains Bull Plus ETF (a)	30,000	253,664
Horizons BetaPro NYMEX Natural Gas Bull Plus ETF (a)	15,000	168,264
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index ETF	8,400	469,308
iShares S&P North American Natural Resources Sector Index ETF	8,527	306,716
Market Vectors Coal ETF (a)	12,800	377,984
Market Vectors Global Alternative Energy ETF	5,700	219,735
Market Vectors Nuclear Energy ETF	2,258	51,460
Market Vectors RVE Hard Assets Producers ETF (a)	3,000	96,600
Market Vectors Solar Energy ETF (a)	6,400	179,136
Market Vectors Steel ETF	1,400	73,654
PowerShares Global Clean Energy ETF	8,100	155,277
PowerShares Global Water ETF	17,000	280,500
PowerShares Global Wind Energy Portfolio ETF (a)	10,200	172,074
PowerShares Water Resources Portfolio ETF	13,800	252,954
PowerShares WilderHill Clean Energy ETF	13,100	193,356
PowerShares WilderHill Progressive Energy ETF	8,000	175,120
SPDR Oil & Gas Equipment & Services ETF	17,000	553,520
SPDR S&P Oil & Gas Exploration & Production ETF	12,500	561,375
United States 12 Month Oil Fund LP ETF (a)	9,999	604,540
United States Natural Gas Fund LP ETF (a)	70,300	2,336,772
United States Oil Fund LP ETF (a)	23,900	1,959,800
TOTAL SPECIALTY FUNDS - NATURAL RESOURCES		14,811,693
Equity Funds - continued
	Shares	Value
Specialty Funds - Precious Metals - 1.4%
Fidelity Select Gold Portfolio (b)	15,049	$ 466,826
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	58,300	927,849
Market Vectors Gold Miners ETF	4,624	158,649
TOTAL SPECIALTY FUNDS - PRECIOUS METALS		1,553,324
Specialty Funds - Real Estate - 1.5%
DJ Wilshire REIT ETF	8,300	559,586
Fidelity International Real Estate Fund (b)	24,173	211,753
Fidelity Real Estate Income Fund (b)	36,735	327,675
Fidelity Real Estate Investment Portfolio (b)	13,782	349,787
iShares FTSE NAREIT Residential Index ETF	3,000	126,180
SPDR DJ Wilshire Global Real Estate ETF	3,000	120,090
TOTAL SPECIALTY FUNDS - REAL ESTATE		1,695,071
Specialty Funds - Technology - 4.7%
Fidelity Select Software & Computer Services Portfolio (a)(b)	3,906	231,700
Fidelity Select Technology Portfolio (a)(b)	44,114	2,426,275
iShares Dow Jones US Technology Sector Index ETF	44,000	2,086,480
SPDR S&P Semiconductor ETF	17,800	611,608
TOTAL SPECIALTY FUNDS - TECHNOLOGY		5,356,063
Specialty Funds - Utilities - 1.7%
Fidelity Select Utilities Growth Portfolio (b)	21,292	978,571
iShares S&P Global Infrastructure Index ETF	4,000	145,880
iShares S&P Global Utilities Sector Index ETF	6,600	355,740
SPDR FTSE Macquarie Global Infrastructure 100 ETF	8,700	405,333
TOTAL SPECIALTY FUNDS - UTILITIES		1,885,524
World Stock Funds - 0.8%
iShares S&P Global Consumer Staples Sector Index ETF	9,287	516,079
Market Vectors Agribusiness ETF	10,000	368,400
TOTAL WORLD STOCK FUNDS		884,479
TOTAL EQUITY FUNDS (Cost $76,129,984)		63,130,125
Fixed-Income Funds - 29.9%
	Shares	Value
Bank Loan Funds - 1.6%
Fidelity Floating Rate High Income Fund (b)	204,648	$ 1,811,137
Conservative Allocation Funds - 2.6%
Fidelity Strategic Real Return Fund (b)	315,544	2,959,802
Emerging Markets Bond Funds - 2.3%
Fidelity New Markets Income Fund (b)	200,983	2,636,893
High Yield Bond Funds - 1.6%
Fidelity High Income Fund (b)	231,267	1,757,632
Inflation-Protected Bond Funds - 9.4%
Fidelity Inflation Protected Bond Fund (b)	971,616	10,561,464
Intermediate-Term Bond Funds - 12.4%
Fidelity Investment Grade Bond Fund (b)	1,672,998	11,175,629
iShares Lehman Aggregate Bond ETF	28,200	2,780,238
TOTAL INTERMEDIATE-TERM BOND FUNDS		13,955,867
TOTAL FIXED-INCOME FUNDS (Cost $35,671,311)		33,682,795
Other - 2.2%

World Bond Funds - 2.2%
CurrencyShares Australian Dollar Trust ETF	1,718	136,426
CurrencyShares Canadian Dollar Trust ETF	1,498	141,172
CurrencyShares Euro Trust ETF	1,069	150,643
CurrencyShares Japanese Yen Trust ETF (a)	1,421	133,418
CurrencyShares Mexican Peso Trust ETF	560	51,425
CurrencyShares Swiss Franc Trust ETF	1,775	158,259
PowerShares DB US Dollar Index Bearish ETF	5,758	155,293
SPDR DB International Government Inflation-Protected Bond ETF	21,400	1,104,240
WisdomTree Dreyfus Brazilian Real ETF (a)	7,600	171,912
WisdomTree Dreyfus Chinese Yuan ETF (a)	7,700	193,732
WisdomTree Dreyfus Indian Rupee ETF (a)	7,700	174,636
TOTAL OTHER (Cost $2,817,205)		2,571,156
Cash Equivalents - 2.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,349,000)	$ 2,349,000	$ 2,349,000
Short-Term Funds - 9.7%
Shares
Fidelity Institutional Money Market Portfolio Institutional Class (b) (Cost $10,833,368)	10,833,368	10,833,368
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $127,800,868)		$ 112,566,444
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,349,000 due 10/01/08 at 0.17%
BNP Paribas Securities Corp.	$ 1,734,019
Barclays Capital, Inc.	168,894
ING Financial Markets LLC	446,087
$ 2,349,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ -	$ 2,796,656	$ 111,018	$ -	$ 2,237,787
Fidelity Blue Chip Growth Fund	444,481	447,210	210,903	2,915	556,758
Fidelity Canada Fund	169,084	333,976	34,672	-	394,565
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity China Region Fund	142,380	351,140	35,091	-	332,729
Fidelity Disciplined Equity Fund	717,241	3,379,369	196,507	-	3,303,154
Fidelity Emerging Markets Fund	297,782	693,525	69,923	-	597,628
Fidelity Europe Fund	345,247	345,883	263,352	-	279,541
Fidelity Floating Rate High Income Fund	609,666	1,421,532	102,966	45,685	1,811,137
Fidelity High Income Fund	607,690	1,451,274	103,465	71,471	1,757,632
Fidelity Inflation Protected Bond Fund	3,642,705	7,764,350	503,729	80,307	10,561,464
Fidelity Institutional Money Market Portfolio Institutional Class	1,603,844	20,207,126	10,977,602	171,567	10,833,368
Fidelity International Real Estate Fund	280,906	150,707	80,190	-	211,753
Fidelity International Small Cap Opportunities Fund	137,234	349,005	34,959	-	308,911
Fidelity Investment Grade Bond Fund	3,981,503	8,425,821	533,833	276,992	11,175,629
Fidelity Japan Fund	339,403	338,310	358,228	-	226,988
Fidelity Latin America Fund	148,712	349,891	34,962	-	328,516
Fidelity Leveraged Company Stock Fund	175,313	492,532	111,006	625	407,478
Fidelity Mega Cap Stock Fund	248,246	4,098,495	136,393	20,646	3,511,884
Fidelity New Markets Income Fund	917,387	2,149,386	146,959	82,879	2,636,893
Fidelity Real Estate Income Fund	299,331	166,520	80,191	15,059	327,675
Fidelity Real Estate Investment Portfolio	277,123	154,737	80,189	3,189	349,787
Fidelity Select Biotechnology Portfolio	337,279	350,035	263,357	-	435,298
Fidelity Select Consumer Discretionary Portfolio	461,775	1,339,586	90,716	-	1,525,543
Fidelity Select Consumer Staples Portfolio	524,718	1,670,546	114,876	142	1,924,557
Fidelity Select Defense & Aerospace Portfolio	344,605	387,454	263,355	881	297,550
Fidelity Select Energy Portfolio	662,466	2,213,964	157,543	199	1,949,090
Fidelity Select Energy Services Portfolio	185,066	499,675	35,654	-	476,505
Fidelity Select Financial Services Portfolio	988,074	2,555,610	164,484	1,214	2,647,339
Fidelity Select Gold Portfolio	156,080	483,625	35,649	-	466,826
Fidelity Select Health Care Portfolio	631,545	1,920,634	124,837	1,227	2,130,495
Fund	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
Fidelity Select Industrials Portfolio	607,200	1,809,251	122,092	1,102	1,920,801
Fidelity Select Materials Portfolio	176,730	577,332	40,136	-	538,092
Fidelity Select Natural Gas Portfolio	16,861	831,394	89,974	-	530,369
Fidelity Select Software & Computer Services Portfolio	362,234	173,176	192,830	-	231,700
Fidelity Select Technology Portfolio	852,533	2,525,403	176,086	-	2,426,275
Fidelity Select Telecommunications Portfolio	189,360	521,691	34,911	749	519,357
Fidelity Select Utilities Growth Portfolio	183,689	1,181,957	74,865	-	978,571
Fidelity Strategic Real Return Fund	1,072,188	2,306,868	178,828	48,682	2,959,802
Total	$ 23,137,681	$ 77,215,646	$ 16,366,331	$ 835,531	$ 74,109,447
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 112,566,444	$ 110,217,444	$ 2,349,000	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $127,882,508. Net unrealized depreciation aggregated $15,316,064, of which $433,307 related to appreciated investment securities and $15,749,371 related to depreciated investment securities.

Investment Valuation

Investments in the affiliated Underlying Funds are valued at their closing net asset value (NAV) each business day. Exchange Traded Funds (ETFs) are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted price. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 5, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 5, 2008